Natural and environmental resources	12 Months Ended
Dec. 31, 2024
Natural and environmental resources.
Natural and environmental resources

15. Natural and environmental resources

		Asset	Exploration
	Oil	retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2023	94,175,842	10,146,543	9,718,731	114,041,116
Additions/capitalizations (1)	9,101,220	23,475	1,416,141	10,540,836
CPO-09 asset acquisition	424,451	—	325,772	750,223
Abandonment cost update (Note 23)	—	(2,084,907)	(3,313)	(2,088,220)
Disposals	(117,146)	—	—	(117,146)
Write off exploratory assets and dry wells (2)	—	—	(1,108,134)	(1,108,134)
Capitalized financial interests (3)	344,925	—	36,186	381,111
Exchange differences capitalized	1,653	—	173	1,826
Fair value adjustment in business combination	207,570	—	88,205	295,775
Field reversal	15,764	2,295	—	18,059
Foreign currency translation	4,507,413	156,821	54,759	4,718,993
Transfers/reclassifications	193,836	4,469	(476,634)	(278,329)
Balance as of December 31, 2024	108,855,528	8,248,696	10,051,886	127,156,110

Accumulated depletion and impairment losses
Balance as of December 31, 2023	(63,009,839)	(5,478,111)	(337,033)	(68,824,983)
Depletion expense	(7,083,306)	(874,349)	—	(7,957,655)
Loss of impairment (Note 18)	(254,073)	—	(78,895)	(332,968)
Disposals	91,270	—	—	91,270
Foreign currency translation	(2,431,237)	(79,882)	—	(2,511,119)
Transfers/reclassifications	(242,912)	(11,879)	299,930	45,139
Balance as of December 31, 2024	(72,930,097)	(6,444,221)	(115,998)	(79,490,316)
Net balance as of December 31, 2023	31,166,003	4,668,432	9,381,698	45,216,133
Net balance as of December 31, 2024	35,925,431	1,804,475	9,935,888	47,665,794
(1)

Includes mainly: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in Midland/Delaware, b) Ecopetrol S.A. mainly Caño Sur, Rubiales, Floreña and Castilla fields and c) Hocol S.A. mainly for the execution of the Llanos, Guarrojo, Perdices, Cor 9, VIM8, SN-18, Upar, Malacate, Guajira, Ocelote, Rancho Hermoso, and SSJN1 projects.

(2)

Includes: a) Ecopetrol S.A. mainly the Orca1, Arantes1, Machin1, and Morito1 wells b) Hocol S.A mainly the Milonga, Yoda A, Arbolito Norte, Sabanales, Toritos, and Saltador wells and exploration and seismic expenses mainly in Llanos, VIM8, Perdices, Cor-9, SN-18, SSJN1, Upar, YD SN-1, SN-15, RC-7, c) Ecopetrol Brasil Pau Brasil well.

(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

			Exploration
	Oil	Asset retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2022	88,338,471	7,104,903	10,480,025	105,923,399
Additions/capitalizations (1)	11,899,832	3,197	2,061,406	13,964,435
Abandonment cost update (Note 23)	—	3,262,348	(67,112)	3,195,236
Disposals	(503,017)	—	—	(503,017)
Write off exploratory assets and dry wells (2)	—	—	(1,472,397)	(1,472,397)
Capitalized financial interests (3)	256,382	—	89,952	346,334
Exchange differences capitalized	1,158	—	404	1,562
Foreign currency translation	(6,179,993)	(220,433)	(875,454)	(7,275,880)
Transfers/reclassifications	363,009	(3,472)	(498,093)	(138,556)
Balance as of December 31, 2023	94,175,842	10,146,543	9,718,731	114,041,116

Accumulated depletion and impairment losses
Balance as of December 31, 2022	(58,382,473)	(5,088,086)	(129,230)	(63,599,789)
Depletion expense	(6,098,607)	(507,651)	—	(6,606,258)
Loss of impairment (Note 18)	(1,898,824)	—	(254,708)	(2,153,532)
Disposals	79,824	—	—	79,824
Foreign currency translation	3,249,017	117,626	—	3,366,643
Transfers/reclassifications	41,224	—	46,905	88,129
Balance as of December 31, 2023	(63,009,839)	(5,478,111)	(337,033)	(68,824,983)
Net balance as of December 31, 2022	29,955,998	2,016,817	10,350,795	42,323,610
Net balance as of December 31, 2023	31,166,003	4,668,432	9,381,698	45,216,133
(1)

Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities in RODEO, b) Ecopetrol S.A. mainly Caño Sur, Castilla, Chichimene, Floreña, and Rubiales fields, c) Hocol S.A. mainly to the execution of projects in Ocelote, Llanos 87 (Koala, Picabuey, Zorzal), Llanos 123 (Saltador and Toritos), SSNN, VIM 8, SN-18, and d) Ecopetrol America mainly on Gunflint, Dalmatian, and K2.

(2)

Mainly includes: a) Ecopetrol S.A. mainly Cupiagua XD45, Cusiana Subthrust, Cusiana Profundo, Turupe, La Luna, Kale and Kinacú, b) Hocol S.A. mainly in Sabanales wells, the failure of wells LLa-87.2 A3, (Koala), LLan-87-3-a3 (Picabuey), LLan- 124 (Cucarachero), Merecumbé, Bullerengue, Yd-SN1 pozo Yoda B, and exploratory expenses in LLan-104- SSJN1, VIM8.

(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
Between 1 and 3 years (a)	75,708	—	48,206
More than 5 years (b)	—	—	650,767
Total suspended exploratory Wells	75,708	—	698,973
Number of projects exceeding 1 year	11	—	8
Projects under 1 year of suspended (c)	21,025	230,376	990
a)

For 2024, the suspended exploratory wells mainly correspond to Ecopetrol: Gibraltar, Hocol: Pollera Norte 1, which were under evaluation. For 2022, the balance mainly corresponds to Hocol: Bullerengue South West-1 and Merecumbe 1, which were under evaluation.

b)	For 2022, it mainly corresponds to i) Ecopetrol S.A.: Orca 1, Purple Angel, and Gordon.

c)

For 2024, it mainly corresponds to Ecopetrol: Atalayas, Hocol: Toritos Sur 2. For 2023, it corresponds mainly to 1) Ecopetrol: Kale and Gibraltar, 2) Hocol: SSJN1 BO5, Pollera Norte A3 and YDSN-1 Yoda A. For 2022, the balance corresponds to Ecopetrol: Magallanes. For 2022, the balance corresponds to Hocol: Merecumbe 1 -SSJN1.